Summary of Significant Accounting Policies - Schedule of Computation of Dilutive Loss Per Common Share (Details) - shares	9 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Total	1,097,386	990,500
Stock Warrants [Member]
Total	820,055	865,500
Convertible Notes [Member]
Total	277,331	125,000